Parent Company Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Income (loss) before taxes and equity in undistributed net income	$ 2,131	$ 1,468	$ 1,489	$ 1,364	$ 1,932	$ 1,779	$ 1,313	$ 1,375	$ 6,452	$ 6,399	$ (953)
Income Tax Expense (Benefit)	683	494	484	443	541	579	399	469	2,104	1,988	(98)
Net income (loss)	$ 1,448	$ 974	$ 1,005	$ 921	$ 1,391	$ 1,200	$ 914	$ 906	4,348	4,411	(855)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend from subsidiary									475	0	24,400
Interest and dividends on investments									60	57	123
Other income									230	315	276
Total income									765	372	24,799
Operating Expenses									795	781	2,152
Income (loss) before taxes and equity in undistributed net income									(30)	(409)	22,647
Income Tax Expense (Benefit)									(117)	(173)	(418)
Income (loss) before equity in undistributed net income of subsidiary									87	(236)	23,065
Equity in undistributed net income of subsidiary									4,261	4,647	(23,920)
Net income (loss)									$ 4,348	$ 4,411	$ (855)